EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY.
EQUITY

NOTE 24 — EQUITY

a) Capital

The Board of Directors may, without need to change the bylaws, issue new shares (authorized capital), including the capitalization of profits and reserves up to the authorized limit of 1,500,000,000 common shares and 3,000,000,000 preferred shares, all without nominal value. In the case of capital increase through subscription of new shares, the right of preference shall be exercised in up to 30 days, except in the case of a public offering, when the limit is not less than 10 days.

Reconciliations of common and preferred outstanding shares are presented below:

	2022		2021		2020
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,133,816,901	571,929,945	1,129,231,487	571,929,945	1,127,010,827
Acquisition of Treasury shares	—	(44,564,000)	—	—	—	—
Exercise of long-term incentive plan	—	2,377,494	—	4,585,414	—	2,220,660
Balance at the end of the year	571,929,945	1,091,630,395	571,929,945	1,133,816,901	571,929,945	1,129,231,487

As of December 31, 2022, 571,929,945 common shares and 1,101,467,245 preferred shares are subscribed and paid up, with a total capital of R$ 19,249,181 (net of share issuance costs). Ownership of the shares is presented below:

	Shareholders
	2022
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.5	—	0.0	557,898,901	33.3
Brazilian institutional investors	4,292,172	0.8	157,020,405	14.3	161,312,577	9.6
Foreign institutional investors	1,529,109	0.3	520,985,608	47.3	522,514,717	31.2
Other shareholders	8,209,763	1.4	413,624,382	37.6	421,834,145	25.2
Treasury stock	—	0.0	9,836,850	0.8	9,836,850	0.7
	571,929,945	100.0	1,101,467,245	100.0	1,673,397,190	100.0

	Shareholders
	2021
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	—	—	557,898,901	32.4
Brazilian institutional investors	4,363,438	0.8	232,421,779	20.3	236,785,217	13.8
Foreign institutional investors	1,895,038	0.3	490,810,572	42.8	492,705,610	28.7
Other shareholders	7,772,568	1.4	410,584,550	35.8	418,357,118	24.3
Treasury stock	1,697,538	0.2	12,214,344	1.1	13,911,882	0.8
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2020
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	2,147,800	0.2	560,046,701	32.6
Brazilian institutional investors	3,397,955	0.6	227,262,531	19.8	230,660,486	13.4
Foreign institutional investors	3,142,148	0.5	492,076,396	42.9	495,218,544	28.8
Other shareholders	7,490,941	1.3	407,744,760	35.6	415,235,701	24.1
Treasury stock	1,697,538	0.3	16,799,758	1.5	18,497,296	1.1
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0
*	Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the utltimate controlling shareholder of the Company.

Preferred shares do not have voting rights and cannot be redeemed but have the same rights as common shares in the distribution of dividends and priority in the capital distribution in case of liquidation of the Company.

b) Treasury stocks

Changes in treasury stocks are as follows:

	2022
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	12,214,344	151,852
Share buyback program	—	—	44,564,000	1,073,124
Exercise of long-term incentive plan	—	—	(2,377,494)	(21,452)
Cancellation of treasury stocks	(1,697,538)	(557)	(44,564,000)	(1,023,529)
Closing balance	—	—	9,836,850	179,995

	2021
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	16,799,758	228,752
Exercise of long-term incentive plan	—	—	(4,585,414)	(76,900)
Closing balance	1,697,538	557	12,214,344	151,852

	2020
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	19,020,418	241,985
Exercise of long-term incentive plan	—	—	(2,220,660)	(13,233)
Closing balance	1,697,538	557	16,799,758	228,752

These shares are held in treasury for subsequent cancellation, selling in the market or to be granted under the long-term incentive plan of the Company. The average acquisition cost of these shares was R$ 18.30 during 2022 (R$ 12.43 and R$ 13.62 during the years ended on December 31, 2021 and 2020, respectively).

On May 4, 2022, the Board of Directors of Gerdau S.A., in accordance with the statutory provisions and pursuant to CVM Resolution No. 77, of March 29, 2022, approved the Share Buyback Program issued by the Company, which aims to: (i) maximize the generation of long-term value for its shareholders through an efficient management of the capital structure and meet the long-term incentive plan of the Company and its subsidiaries; (ii) holding in treasury; (iii) cancellation; or (iv) subsequent sale in the market. The quantity of shares to be acquired will be up to 55,000,000 preferred shares, representing approximately 5% of the outstanding preferred shares (GGBR4) and/or ADSs backed by preferred shares (GGB). The acquisition started on May 6, 2022, with a maximum duration period of 18 months. As of December 31, 2022, the Company had already acquired 44,564,000 preferred shares, representing the amount of R$ 1,073,124.

On November 8, 2022, the Company’s Board of Directors approved the cancellation of 1,697,538 common shares and 44,564,000 preferred shares, with no par value, issued by the Company, without reducing the value of the Capital. Due to the deliberate cancellation of shares, the Company’s capital is now divided into 571,929,945 common shares and 1,101,467,245 preferred shares, with no par value. Accordingly, Article 4 of the Company’s Bylaws, which deals with the Capital, must be adjusted at the General Meeting to be called in due course.

c) Capital reserves — consists of premium on issuance of shares.

d) Retained earnings

I) Legal reserves — under Brazilian Corporate Law, the Company must transfer 5% of the annual net income determined on its statutory books in accordance with Brazilian accounting practices to the legal reserve until this reserve equals 20% of the paid-in capital. The legal reserve can be utilized to increase capital or to absorb losses but cannot be used for dividend purposes.

II) Tax incentives reserve — under Brazilian Corporate Law, the Company may transfer to this account part of net income resulting from government benefits which can be excluded from the basis for dividend calculation.

III) Investments and working capital reserve — consists of earnings not distributed to shareholders and includes the reserves required by the Company’s by-laws. The Board of Directors may propose to the shareholders the transfer of at least 5% of the profit for each year determined in its statutory books in accordance with accounting practices adopted in Brazil to this reserve. Amount can be allocated to the reserve only after the minimum dividend requirements have been met and its balance cannot exceed the amount of paid-in capital. The reserve can be used to absorb losses, if necessary, for capitalization, for payment of dividends or for the repurchase of shares.

e) Operations with non-controlling interests — Corresponds to amounts recognized in equity from changes in non-controlling interests.

The effects of interest changes in subsidiaries for the years presented are composed of:

	December 31, 2022
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	(33,845)	(19,761)	(53,606)
Effects of interest changes in subsidiaries	(33,845)	(19,761)	(53,606)

	December 31, 2021
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(18,962)	(18,962)
Effects of interest changes in subsidiaries	—	(18,962)	(18,962)

	December 31, 2020
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	12,776	12,776
Effects of interest changes in subsidiaries	—	12,776	12,776

(i) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

f) Other reserves - Include: gains and losses on available for sale securities, gains and losses on net investment hedge, gains and losses on derivatives accounted as cash flow hedge, cumulative translation adjustments and expenses recorded for stock option plans.

g) Dividends and interest on capital - the shareholders have a right to receive a minimum annual mandatory dividend equal to 30% of adjusted net income as determined in its corporate records. The Company calculates interest on shareholders´ capital in accordance with the terms established by Law 9249/95. The corresponding amount was recorded as a financial expense for tax purposes. For presentation purposes, this amount was recorded as dividends and did not affect net income.

	2022	2021	2020
Net income	11,425,512	15,494,111	2,365,763
Constitution of legal reserve	(545,251)	(756,334)	(109,649)
Constitution of the tax incentives reserve	(520,478)	(367,430)	(172,792)
Net income before dividends and interest on capital	10,359,783	14,370,347	2,083,322
Dividends and interest on equity based on income of the year	(5,749,906)	(5,014,450)	(714,487)
Dividend - adjustment in excess of the minimum estatutory undistributed	(332,712)	(341,150)	—
Total dividends	(6,082,618)	(5,355,600)	(714,487)
Net income before constitution of investments and working capital reserve	4,277,165	9,014,747	1,368,835
Constitution of investments and working capital reserve	(4,277,165)	(9,014,747)	(1,368,835)

Subsequent event

On February 28, 2023, the Company’s Board of Directors approved a capital increase, with the capitalization of the Retained Earnings - Investments and working capital reserve, through the issuance of bonus shares in the proportion of one new share for every twenty shares of the same type (1:20). The bonus shares were issued to the shareholders based on the share capital position as of March 21, 2023 and the credit date on the shareholder position on March 24, 2023 and resulted in a corresponding change of R$ 966,162 from Retained Earnings - Investments and working capital reserve to Capital, which will be recorded in Equity in the first quarter of 2023. This transaction resulted in the issuance of 28,596,497 common shares and 55,073,363 preferred shares in March 21, 2023, which increases outstanding common shares and preferred shares for all purposes, without a corresponding change in the resources of the Company. Please see Note 25 for EPS calculation.

The dividends for the years 2022, 2021 and 2020 are presented below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2022
1st quarter	Interest	0.57	1,707,829	05/16/2022	05/25/2022	973,542
2nd quarter	Dividends	0.71	1,693,994	08/15/2022	8/25/2022	1,199,713
3rd quarter	Dividends	1.73	1,663,560	11/21/2022	12/14/2022	2,877,957
3rd quarter	Interest	0.42	1,663,560	11/21/2022	12/14/2022	698,694
4th quarter	Dividends	0.20	1,663,560	03/14/2023	3/23/2023	332,712
Proposed Interest and Dividends						6,082,618
Credit per share (R$)		3.63
Percentage of dividends on adjusted net income		58.7%

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2021
1st quarter	Dividends	0.40	1,705,338	5/14/2021	5/26/2021	682,199
2nd quarter	Dividends	0.54	1,705,576	8/16/2021	8/26/2021	921,011
3rd quarter	Interest	0.38	1,705,582	9/27/2021	11/16/2021	648,122
3rd quarter	Interest	0.20	1,705,630	11/5/2021	11/16/2021	341,126
3rd quarter	Dividends	1.42	1,705,628	11/5/2021	11/16/2021	2,421,992
4th quarter	Dividends	0.20	1,705,747	3/7/2022	3/16/2022	341,150
Proposed Interest and Dividends						5,355,600
Credit per share (R$)		3.14
Percentage of dividends on adjusted net income		37.3%

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2020
3rd quarter	Dividends	0.12	1,701,161	11/6/2020	11/19/2020	204,139
4th quarter	Interest	0.17	1,701,161	12/21/2020	3/25/2021	289,197
4th quarter	Interest	0.13	1,701,161	3/11/2021	3/25/2021	221,151
Proposed Interest and Dividends						714,487
Credit per share (R$)		0.42
Percentage of dividends on adjusted net income		34.3%